Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares, Inc.
Entity Central Index Key	0000930667
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000110325 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Asia/Pacific Dividend ETF
Class Name	iShares Asia/Pacific Dividend ETF
Trading Symbol	DVYA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Asia/Pacific Dividend ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Asia/Pacific Dividend ETF	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund returned 6.55%.
  For the same period, the S&P Developed ex US Broad Market Index returned 11.78% and the Dow Jones Asia/Pacific Select Dividend 50 IndexTM returned 5.99%.
What contributed to performance?
Asian Pacific dividend stocks delivered modest returns during the reporting period amid a landscape of central bank activity, geopolitical turmoil, and threats of trade wars. As the Hong Kong Monetary Authority cut interest rates and China announced supportive economic policies, real estate management and development stocks in Hong Kong were strong contributors to the Fund’s return. A rebounding domestic property market and optimism for a recovery in mainland China further supported the performance of these firms. In Hong Kong’s financials sector, diversified banks gained amid a favorable market environment, and as they engaged in strategic initiatives, technological innovations, and geographic expansions. In Singapore, diversified banks benefited from solid wealth management fees, strategic acquisitions, increased dividends, and as the central bank eased monetary policy.
What detracted from performance?
Metals and mining stocks in Australia were the leading detractors from the Fund’s return during the reporting period. Weakening demand, especially from China, negatively impacted prices for key commodities, including iron ore and copper. China is Australia’s largest trading partner, and Sino-U.S. trade tensions further pressured the metals and mining segment.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	6.55%	8.76%	2.39%
S&P Developed ex US Broad Market Index	11.78	10.83	5.29
Dow Jones Asia/Pacific Select Dividend 50 IndexTM	5.99	9.05	2.71

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 40,042,710
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 199,782
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$40,042,710
Number of Portfolio Holdings	53
Net Investment Advisory Fees	$199,782
Portfolio Turnover Rate	26%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	30.3%
Materials	19.4%
Real Estate	15.2%
Industrials	12.7%
Consumer Discretionary	6.4%
Communication Services	5.0%
Utilities	3.7%
Energy	3.6%
Consumer Staples	2.4%
Information Technology	1.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Australia	39.7%
Hong Kong	34.7%
Singapore	17.3%
Japan	4.3%
New Zealand	2.9%
China	1.1%
(a)	Excludes money market funds.

C000110341 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Emerging Markets Dividend ETF
Class Name	iShares Emerging Markets Dividend ETF
Trading Symbol	DVYE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Emerging Markets Dividend ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Emerging Markets Dividend ETF	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund returned 11.31%.
  For the same period, the S&P Emerging Broad Market Index returned 9.49% and the Dow Jones Emerging Markets Select Dividend IndexTM returned 9.70%.
What contributed to performance?
Dividend stocks in China were a leading contributor to the Fund’s return during the reporting period, led by the financials sector. Despite sluggish domestic growth, diversified banks benefited from robust dividend payments and relatively low volatility, as well as plans by the Chinese government to recapitalize major state banks. In the Czech Republic, a leading utility company benefited from strategic acquisitions, a focus on developing new energy solutions, and a shift toward nuclear generation and renewables. Additionally, a leading banking institution gained amid consistent profitability and growth in areas such as loan growth and assets under management.
What detracted from performance?
Brazilian energy stocks were the largest detractor from the Fund’s return during the reporting period. In particular, one of the world’s largest oil and gas companies faced intense selling pressure due to a sharp drop in oil prices and trade war tensions. In South Africa, materials stocks modestly detracted from performance, weighed down by commodity price fluctuations, political turmoil, and the threat of tariffs from the United States.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	11.31%	5.95%	1.68%
S&P Emerging Broad Market Index	9.49	7.67	3.83
Dow Jones Emerging Markets Select Dividend IndexTM	9.70	5.55	1.61

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 730,728,323
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 3,357,742
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$730,728,323
Number of Portfolio Holdings	108
Net Investment Advisory Fees	$3,357,742
Portfolio Turnover Rate	43%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	30.2%
Energy	23.1%
Materials	16.0%
Utilities	9.0%
Industrials	8.3%
Information Technology	4.3%
Consumer Discretionary	4.2%
Consumer Staples	2.1%
Real Estate	2.0%
Communication Services	0.8%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Brazil	24.3%
China	22.6%
Indonesia	9.7%
Poland	6.9%
India	6.8%
Taiwan	6.3%
South Africa	3.8%
Greece	2.9%
Thailand	2.8%
Czech Republic	2.6%
(a)	Excludes money market funds.